                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-05491
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                February 15, 2007
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None
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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                71
                                             ------------------

Form 13F Information Table Value Total:          $460,877
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100  BERKSHIRE A             COM              084990175      660      600 SH       Sole                      600
3M COMPANY                     COM              88579Y101     4674    59975 SH       Sole                    59975
ALLIANCEBERNSTEIN              COM              01881G106      876    10900 SH       Sole                    10900
ALLSTATE CORP.                 COM              020002101      501     7700 SH       Sole                     7700
ALTRIA GROUP INC.              COM              02209S103     4154    48403 SH       Sole                    48403
AMER. INTL. GROUP              COM              026874107     7990   111500 SH       Sole                   111500
AMPHENOL CORP                  COM              032095101     9548   153800 SH       Sole                   153800
AT&T CORP.                     COM              001957109      289     8082 SH       Sole                     8082
AVIS BUDGET GRP                COM              053774105     5947   274195 SH       Sole                   274195
BANK OF AMERICA                COM              060505104      971    18190 SH       Sole                    18190
BELLSOUTH CORP.                COM              079860102      335     7103 SH       Sole                     7103
BERKSHIRE HATHAWAY B           COM              084670207     7611     2076 SH       Sole                     2076
BP PLC - SPONS ADR             COM              056622104      454     6766 SH       Sole                     6766
BRISTOL WEST HOLDINGS          COM              11037M105     6332   400000 SH       Sole                   400000
CATALYTICA ENERGY SYSTEMS      COM              148884109       49    23500 SH       Sole                    23500
CEDAR FAIR L.P.                COM              150185106     2017    72500 SH       Sole                    72500
CHEVRON CORP                   COM              166764100     3656    49728 SH       Sole                    49728
CITIGROUP, INC.                COM              172967101     1849    33193 SH       Sole                    33193
COCA COLA                      COM              191216100     9382   194435 SH       Sole                   194435
CONSECO INC                    COM              208464883    18312   916500 SH       Sole                   916500


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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DISCOVERY HDS.                 COM              25468Y107    11464   712478 SH       Sole                   712478
EXXON MOBIL                    COM              30231G102     1312    17120 SH       Sole                    17120
FEDERATED INVESTORS            COM              314211103      203     6000 SH       Sole                     6000
FORTUNE BRANDS                 COM              349631101   162887  1907560 SH       Sole                  1907560
GENERAL ELECTRIC               COM              369604103     1108    29785 SH       Sole                    29785
GREAT LAKES DREDGE & DOCK CO   COM              390607109     7056  1094000 SH       Sole                  1094000
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       Sole                    20000
HONEYWELL INTL                 COM              438516106      293     6468 SH       Sole                     6468
INTERNAT. PAPER                COM              460146103     1630    47800 SH       Sole                    47800
INVITROGEN CORP                COM              46185R100     4244    75000 SH       Sole                    75000
J.P. MORGAN CHASE              COM              46625H100     5668   117346 SH       Sole                   117346
JOHNSON & JOHNSON              COM              478160104      412     6239 SH       Sole                     6239
LEXINGTON PRECISION CORP.      COM              529529109       10    26000 SH       Sole                    26000
LIBERTY CAPITAL                COM              53071M302     6994    71385 SH       Sole                    71385
LIBERTY INTERACT.              COM              53071M104     6890   319430 SH       Sole                   319430
MELLON BANK                    COM              58551A108      229     5428 SH       Sole                     5428
MERITOR SAVINGS BANK-PA        COM              590007100     3761   802000 SH       Sole                   802000
MICROSOFT CORP                 COM              594918104      628    21030 SH       Sole                    21030
NEWELLRUBBERMAID               COM              651229106     8439   291507 SH       Sole                   291507
NORWOOD RES.                   COM              669958100       12    10000 SH       Sole                    10000
PFIZER                         COM              717081103     7117   274777 SH       Sole                   274777
PHH CORP NEW                   COM              693320202     4330   150000 SH       Sole                   150000
PINNACLE WEST                  COM              723484101    11251   221950 SH       Sole                   221950
PITNEY BOWES                   COM              724479100     3607    78100 SH       Sole                    78100
PNC BANK CORP.                 COM              693475105      320     4316 SH       Sole                     4316
POLYMER GROUP                  COM              731745204     2374    92916 SH       Sole                    92916
POLYMER GROUP B                COM              731745303      262    10366 SH       Sole                    10366
PRIMEDIA INC                   COM              74157K101     3380  2000000 SH       Sole                  2000000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PROCTER & GAMBLE               COM              742718109      271     4223 SH       Sole                     4223
READERS DIGEST                 COM              755267101     7354   440370 SH       Sole                   440370
RESPIRONICS, INC.              COM              761230101      211     5600 SH       Sole                     5600
ROYAL DUTCH SHELL              COM              780259206     2088    29495 SH       Sole                    29495
TOYOTA MOTOR                   COM              892331307      228     1700 SH       Sole                     1700
TREEHOUSE FOODS                COM              89469A104     6552   210000 SH       Sole                   210000
TYCO INTL                      COM              902124106    20914   687970 SH       Sole                   687970
UST INC.                       COM              902911106     3211    55175 SH       Sole                    55175
VERIZON COMM.                  COM              92343V104      386    10372 SH       Sole                    10372
WASTE MGMT                     COM              94106L109    15559   423150 SH       Sole                   423150
WELLS FARGO CO.                COM              949746101      288     8100 SH       Sole                     8100
WYNDHAM WW.                    COM              98310W108     7740   241710 SH       Sole                   241710
SPDR-HEALTHCARE                MUTUAL           81369y209     5601 167250.00 SH      Sole                167250.00
SPDR-UTILITIES                 MUTUAL           81369Y886     1175 32000.00 SH       Sole                 32000.00
iSHARES DIVIDEND               MUTUAL           464287168     1096 15500.00 SH       Sole                 15500.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    28148 511505.00 SH      Sole                511505.00
STREETTRACKS GOLD              COM              863307104     5727 90600.00 SH       Sole                 90600.00
MFS INTERMED. INCOME TRUST     BOND             55273C107      343 55921.7001 SH     Sole               55921.7001
iSHARES LEHMAN AGGREGATE INDEX BOND             464287226     4332 43450.0000 SH     Sole               43450.0000
iSHARES T.I.P.S.               BOND             464287176     7045 71301.9294 SH     Sole               71301.9294
FRANKLIN PENNSYLVANIA TAX-FREE TAX-FREE         354723801      122    11669 SH       Sole                    11669
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      278    20506 SH       Sole                    20506
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108      719    50800 SH       Sole                    50800



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